Incorporated herein by reference is a supplement to the prospectus of MFS International Diversification Fund, a series of MFS Series Trust X (File No. 033-01657), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on April 29, 2020 (SEC Accession No. 0000912938-20-000278).